                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4615

                        HARTFORD HLS SERIES FUND II, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          James R. Heavner Jr., Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (860) 843-8715

Date of fiscal year end: December 31, 2004

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 HARTFORD BLUE CHIP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 99.1%
            BANKS -- 11.8%
     39     American Express Co. .............................  $  1,998
     40     Bank of America Corp. ............................     1,751
     20     Bank of New York Co., Inc. (The)..................       593
    121     Citigroup, Inc. ..................................     5,454
     30     Mellon Financial Corp. ...........................       865
     31     Northern Trust Corp. .............................     1,329
     27     SLM Corp. ........................................     1,361
     61     State Street Corp. ...............................     2,663
     40     U.S. Bancorp......................................     1,147
     22     Wells Fargo & Co. ................................     1,334
                                                                --------
                                                                  18,495
                                                                --------
            BUSINESS SERVICES -- 1.1%
    *27     Accenture Ltd. ...................................       650
     25     Cendant Corp. ....................................       516
      6     Omnicom Group, Inc. ..............................       496
      2     Paychex, Inc. ....................................        62
                                                                --------
                                                                   1,724
                                                                --------
            COMMUNICATIONS -- 4.0%
     12     America Movil S.A. de C.V., ADR...................       614
    *62     Nextel Communications, Inc., Class A..............     1,759
    *63     Nokia Corp., ADR..................................       971
     30     QUALCOMM, Inc. ...................................     1,085
    * 6     Research in Motion Ltd. ..........................       436
      7     Rockwell Collins, Inc. ...........................       314
     17     TELUS Corp. ......................................       527
     20     Vodafone Group PLC, ADR...........................       537
                                                                --------
                                                                   6,243
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 3.2%
    *79     Dell, Inc. .......................................     3,051
    *48     EMC Corp. ........................................       590
      4     International Business Machines Corp. ............       347
     39     International Game Technology.....................     1,040
                                                                --------
                                                                   5,028
                                                                --------
            CONSUMER DURABLES -- 0.3%
    *46     Corning, Inc. ....................................       506
                                                                --------
            CONSUMER NON-DURABLES -- 3.7%
      1     Estee Lauder Cos., Inc. (The), Class A............        31
     26     Gillette Co. (The)................................     1,307
     14     Procter & Gamble Co. (The)........................       763
     18     Sysco Corp. ......................................       659
     88     Tyco International Ltd. ..........................     2,984
                                                                --------
                                                                   5,744
                                                                --------
            DRUGS -- 5.8%
      9     Abbott Laboratories...............................       406
    *42     Amgen, Inc. ......................................     2,468
    *12     Biogen Idec, Inc. ................................       424
      3     Eli Lilly & Co. ..................................       151
  *@@--     Forest Laboratories, Inc. ........................        15
    *17     Genentech, Inc. ..................................       968
    *38     Gilead Sciences, Inc. ............................     1,346
    * 4     IVAX Corp. .......................................        79
     56     Pfizer, Inc. .....................................     1,462
     25     Teva Pharmaceutical Industries Ltd., ADR..........       760

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            DRUGS -- (CONTINUED)
     24     Wyeth.............................................  $  1,012
                                                                --------
                                                                   9,091
                                                                --------
            EDUCATION -- 0.8%
    *17     Apollo Group, Inc. ...............................     1,252
                                                                --------
            ELECTRICAL EQUIPMENT -- 2.3%
     63     Danaher Corp. ....................................     3,381
     *6     KLA-Tencor Corp. .................................       271
                                                                --------
                                                                   3,652
                                                                --------
            ELECTRONICS -- 10.0%
     36     Analog Devices, Inc. .............................     1,312
   *115     Cisco Systems, Inc. ..............................     2,052
    141     General Electric Co. .............................     5,070
     95     Intel Corp. ......................................     2,216
      8     Linear Technology Corp. ..........................       314
     *2     Marvell Technology Group Ltd. ....................        77
     45     Maxim Integrated Products, Inc. ..................     1,839
      7     Microchip Technology, Inc. .......................       192
    @-1     Samsung Electronics Co., Ltd., GDR................       322
     39     Texas Instruments, Inc. ..........................       992
     44     Xilinx, Inc. .....................................     1,289
                                                                --------
                                                                  15,675
                                                                --------
            ENERGY & SERVICES -- 4.7%
      4     BJ Services Co. ..................................       192
     42     Baker Hughes, Inc. ...............................     1,855
     19     ChevronTexaco Corp. ..............................     1,108
     20     ExxonMobil Corp. .................................     1,204
      5     Murphy Oil Corp. .................................       464
     32     Schlumberger Ltd. ................................     2,226
     *7     Transocean, Inc. .................................       365
                                                                --------
                                                                   7,414
                                                                --------
            FINANCIAL SERVICES -- 5.9%
    *75     Ameritrade Holding Corp. .........................       769
     65     Charles Schwab Corp. (The)........................       688
     28     Franklin Resources, Inc. .........................     1,929
     15     Goldman Sachs Group, Inc. ........................     1,694
     23     Legg Mason, Inc. .................................     1,809
     29     Merrill Lynch & Co., Inc. ........................     1,647
     13     Morgan Stanley Dean Witter & Co. .................       767
                                                                --------
                                                                   9,303
                                                                --------
            FOOD, BEVERAGE & TOBACCO -- 1.5%
     12     Altria Group, Inc. ...............................       778
      7     Coca-Cola Co. (The)...............................       271
     26     PepsiCo., Inc. ...................................     1,385
                                                                --------
                                                                   2,434
                                                                --------
            HOTELS & GAMING -- 0.5%
     12     Marriott International, Inc., Class A.............       776
                                                                --------
            INSURANCE -- 8.6%
     56     American International Group, Inc. ...............     3,114
     30     Marsh & McLennan Cos., Inc. ......................       922
      6     St. Paul Travelers Cos., Inc. (The)...............       214
     61     UnitedHealth Group, Inc. .........................     5,799

 HARTFORD BLUE CHIP STOCK HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            INSURANCE -- (CONTINUED)
    *27     WellPoint, Inc. ..................................  $  3,422
                                                                --------
                                                                  13,471
                                                                --------
            MACHINERY -- 1.8%
     17     Deere & Co. ......................................     1,161
     28     Smith International, Inc. ........................     1,725
                                                                --------
                                                                   2,886
                                                                --------
            MEDIA & ENTERTAINMENT -- 5.5%
    *45     Comcast Corp. ....................................     1,496
      1     Harrah's Entertainment, Inc. .....................        32
    *29     InterActiveCorp. .................................       641
    *49     Liberty Media Corp., Class A......................       503
     74     News Corp., Inc. .................................     1,255
     17     Scripps (E.W.) Co. (The), Class A.................       843
    *98     Time Warner, Inc. ................................     1,718
     45     Viacom, Inc., Class B.............................     1,568
     10     Walt Disney Co. (The).............................       273
   @@--     Washington Post Co. ..............................       261
                                                                --------
                                                                   8,590
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 4.0%
     17     Biomet, Inc. .....................................       624
    *13     Boston Scientific Corp. ..........................       384
     35     Johnson & Johnson.................................     2,330
     40     Medtronic, Inc. ..................................     2,053
     *9     St. Jude Medical, Inc. ...........................       338
     14     Stryker Corp. ....................................       633
                                                                --------
                                                                   6,362
                                                                --------
            METALS, MINERALS & MINING -- 1.6%
    -70     BHP Billiton Ltd. ................................       975
      6     Fortune Brands, Inc. .............................       508
     18     Nucor Corp. ......................................     1,042
                                                                --------
                                                                   2,525
                                                                --------
            RETAIL -- 7.9%
     *9     Amazon.com, Inc. .................................       305
     21     Best Buy Co., Inc. ...............................     1,137
      8     CVS Corp. ........................................       426
    *16     eBay, Inc. .......................................       611
     60     Home Depot, Inc. (The)............................     2,298
    *23     Kohl's Corp. .....................................     1,203
     18     McDonald's Corp. .................................       570
     *5     Starbucks Corp. ..................................       248
     49     Target Corp. .....................................     2,471
     62     Wal-Mart Stores, Inc. ............................     3,092
                                                                --------
                                                                  12,361
                                                                --------
            SOFTWARE & SERVICES -- 10.3%
     19     Adobe Systems, Inc. ..............................     1,243
    *17     Affiliated Computer Services, Inc., Class A.......       884
     25     Automatic Data Processing, Inc. ..................     1,115
     *6     Choicepoint, Inc. ................................       257
     20     First Data Corp. .................................       790
    *16     Fiserv, Inc. .....................................       629
     *6     Google, Inc. .....................................     1,029

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            SOFTWARE & SERVICES -- (CONTINUED)
    *21     Intuit, Inc. .....................................  $    910
    *31     Juniper Networks, Inc. ...........................       693
    197     Microsoft Corp. ..................................     4,761
   *102     Oracle Corp. .....................................     1,277
    *26     VERITAS Software Corp. ...........................       612
    *58     Yahoo!, Inc. .....................................     1,976
                                                                --------
                                                                  16,176
                                                                --------
            TRANSPORTATION -- 3.8%
     39     Carnival Corp. ...................................     2,021
      7     General Dynamics Corp. ...........................       707
     14     Harley-Davidson, Inc. ............................       820
     30     Honeywell International, Inc. ....................     1,105
     17     Lockheed Martin Corp. ............................     1,050
      1     Union Pacific Corp. ..............................        35
      6     United Parcel Service, Inc. ......................       466
                                                                --------
                                                                   6,204
                                                                --------
            Total common stocks (cost $138,842)...............  $154,941
                                                                ========
SHORT-TERM SECURITIES -- 1.0%
            INVESTMENT COMPANIES -- 1.0%
    192     SSgA Money Market Fund............................  $    192
  1,432     T Rowe Reserve Fund...............................     1,432
                                                                --------
                                                                   1,624
                                                                --------
            Total short-term securities (cost $1,624).........  $  1,624
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $140,466)m -- 100.2%............................   157,536
            OTHER ASSETS, LESS LIABILITIES -- (0.2%)..........      (311)
                                                                --------
            NET ASSETS -- 100.0%..............................  $157,225
                                                                ========

Note: Market value of investments in foreign securities represents 3.7% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $322 or 0.2% of the total net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $1,297, which represents 0.8% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    m At March 31, 2005, the cost of securities for federal income tax purposes is $142,212 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 25,478
       Unrealized depreciation..................................................   (10,154)
                                                                                  --------
       Net Unrealized appreciation..............................................  $ 15,324
                                                                                  ========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD CAPITAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCKS -- 99.9%
            BANKS -- 7.5%
     6      Citigroup, Inc. ..................................  $   267
     8      Countrywide Financial Corp. ......................      263
     8      Doral Financial Corp. ............................      171
     3      Fifth Third Bancorp...............................      121
     9      MBNA Corp. .......................................      230
                                                                -------
                                                                  1,052
                                                                -------
            BUSINESS SERVICES -- 1.1%
     2      Omnicom Group, Inc. ..............................      155
                                                                -------
            CHEMICALS -- 0.6%
     4      Methanex Corp. ...................................       78
                                                                -------
            COMMUNICATIONS -- 1.1%
    11      Motorola, Inc. ...................................      162
                                                                -------
            COMPUTERS & OFFICE EQUIPMENT -- 7.0%
     6      CDW Corp. ........................................      324
     3      International Business Machines Corp. ............      297
    *3      Lexmark International, Inc. ......................      224
    *3      Zebra Technologies Corp. .........................      142
                                                                -------
                                                                    987
                                                                -------
            CONSTRUCTION -- 1.0%
    *3      Jacobs Engineering Group, Inc. ...................      145
                                                                -------
            CONSUMER DURABLES -- 0.7%
     3      Gentex Corp. .....................................       97
                                                                -------
            CONSUMER NON-DURABLES -- 1.3%
     4      Avon Products, Inc. ..............................      189
                                                                -------
            CONSUMER SERVICES -- 3.4%
     2      Cintas Corp. .....................................       83
     5      H&R Block, Inc. ..................................      233
    *4      Weight Watchers International, Inc. ..............      157
                                                                -------
                                                                    473
                                                                -------
            DRUGS -- 10.8%
    *3      Biogen Idec, Inc. ................................       86
    *3      Genzyme Corp. ....................................      150
     3      Novartis AG ADR...................................      142
     8      Pfizer, Inc. .....................................      218
    21      Schering-Plough Corp. ............................      380
     7      Teva Pharmaceutical Industries Ltd., ADR..........      208
   *11      Watson Pharmaceuticals, Inc. .....................      346
                                                                -------
                                                                  1,530
                                                                -------
            ELECTRICAL EQUIPMENT -- 1.5%
     1      Allergan, Inc. ...................................       76
    *2      Fisher Scientific International...................      140
                                                                -------
                                                                    216
                                                                -------
            ELECTRONICS -- 7.6%
    11      General Electric Co. .............................      384
    17      Intel Corp. ......................................      383
     8      Linear Technology Corp. ..........................      301
                                                                -------
                                                                  1,068
                                                                -------
            ENERGY & SERVICES -- 11.3%
     3      BJ Services Co. ..................................      161

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
            ENERGY & SERVICES -- (CONTINUED)
     6      BP PLC, ADR.......................................  $   343
     4      ChevronTexaco Corp. ..............................      246
     5      ExxonMobil Corp. .................................      274
     2      Total S.A., ADR...................................      179
    12      XTO Energy, Inc. .................................      394
                                                                -------
                                                                  1,597
                                                                -------
            FINANCIAL SERVICES -- 1.9%
     3      Goldman Sachs Group, Inc. ........................      275
                                                                -------
            FOOD, BEVERAGE & TOBACCO -- 2.0%
     5      PepsiCo., Inc. ...................................      281
                                                                -------
            INSURANCE -- 2.1%
     5      American International Group, Inc. ...............      294
                                                                -------
            MACHINERY -- 1.9%
    *7      AGCO Corp. .......................................      130
     4      Manitowoc Co., Inc. ..............................      141
                                                                -------
                                                                    271
                                                                -------
            MEDIA & ENTERTAINMENT -- 5.3%
   *26      Liberty Media Corp., Class A......................      271
    *8      Time Warner, Inc. ................................      148
     6      Viacom, Inc., Class B.............................      192
    *7      Westwood One, Inc. ...............................      138
                                                                -------
                                                                    749
                                                                -------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.1%
     5      Baxter International, Inc. .......................      167
    *4      Boston Scientific Corp. ..........................      130
     3      Medtronic, Inc. ..................................      145
                                                                -------
                                                                    442
                                                                -------
            RETAIL -- 6.7%
    *5      Cheesecake Factory, Inc. (The)....................      191
    *4      Copart, Inc. .....................................      105
    *4      Kohl's Corp. .....................................      212
     4      Wal-Mart Stores, Inc. ............................      185
     6      Walgreen Co. .....................................      249
                                                                -------
                                                                    942
                                                                -------
            SOFTWARE & SERVICES -- 15.0%
     5      Adobe Systems, Inc. ..............................      325
    *6      Affiliated Computer Services, Inc., Class A.......      311
     3      Automatic Data Processing, Inc. ..................      146
   *18      Citrix Systems, Inc. .............................      439
    *4      Cognos, Inc. .....................................      185
    16      Microsoft Corp. ..................................      394
   *15      Symantec Corp. ...................................      324
                                                                -------
                                                                  2,124
                                                                -------
            TRANSPORTATION -- 1.8%
     3      Autoliv, Inc. ....................................      162
     2      Carnival Corp. ...................................       91
                                                                -------
                                                                    253
                                                                -------
            U.S. GOVERNMENT AGENCIES -- 2.0%
     5      Federal National Mortgage Association.............      283
                                                                -------

 HARTFORD CAPITAL OPPORTUNITIES HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCKS -- (CONTINUED)
            UTILITIES -- 3.2%
     4      Kinder Morgan, Inc. ..............................  $   280
     3      Questar Corp. ....................................      161
                                                                -------
                                                                    441
                                                                -------
            Total common stocks (cost $13,626)................  $14,104
                                                                =======
SHORT-TERM SECURITIES -- 0.6%
            INVESTMENT COMPANIES -- 0.6%
    87      SSgA Money Market Fund............................  $    87
                                                                -------
            Total short-term securities (cost $87)............  $    87
                                                                =======
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $13,713)m -- 100.5%.............................   14,191
            OTHER ASSETS, LESS LIABILITIES -- (0.5%)..........      (75)
                                                                -------
            NET ASSETS -- 100.0%..............................  $14,116
                                                                =======

Note: Market value of investments in foreign securities represents 8.6% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    m At March 31, 2005, the cost of securities for federal income tax purposes is $13,837 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................   $1,120
       Unrealized depreciation..................................................     (766)
                                                                                   ------
       Net Unrealized appreciation..............................................   $  354
                                                                                   ======

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 98.8%
            AEROSPACE & DEFENSE -- 1.1%
    -613    Smiths Group PLC..................................  $    9,866
                                                                ----------
            BANKS -- 2.2%
     203    Northern Trust Corp. .............................       8,827
     263    State Street Corp. ...............................      11,511
                                                                ----------
                                                                    20,338
                                                                ----------
            BUSINESS SERVICES -- 5.9%
    *374    Accenture Ltd. ...................................       9,030
    -161    Adecco S.A. ......................................       8,843
     423    Cendant Corp. ....................................       8,695
     178    Corporate Executive Board Co. ....................      11,370
    *561    Monster Worldwide, Inc. ..........................      15,747
                                                                ----------
                                                                    53,685
                                                                ----------
            COMMUNICATIONS -- 7.7%
   *+570    American Tower Corp., Class A.....................      10,382
    *210    Comverse Technology, Inc. ........................       5,304
    *586    Crown Castle International Corp. .................       9,406
    *238    Network Appliance, Inc. ..........................       6,594
    *122    Research in Motion Ltd. ..........................       9,308
   *+847    Sirius Satellite Radio, Inc. .....................       4,758
    +582    Turkcell Iletisim Hizmetleri......................       9,947
  *1,004    Wireless Facilities, Inc. ........................       6,273
   *+259    XM Satellite Radio Holdings, Inc. ................       8,152
                                                                ----------
                                                                    70,124
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.7%
   *+183    Deckers Outdoor Corp. ............................       6,544
    *291    Dell, Inc. .......................................      11,161
    *176    Lexmark International, Inc. ......................      14,067
    *618    Tempur-Pedic International, Inc. .................      11,532
                                                                ----------
                                                                    43,304
                                                                ----------
            CONSTRUCTION -- 2.1%
    -174    Holcim Ltd. ......................................      10,701
  -1,000    Rinker Group Ltd. ................................       8,345
                                                                ----------
                                                                    19,046
                                                                ----------
            CONSUMER DURABLES -- 1.2%
     304    Cemex S.A. de C.V. ...............................      11,013
                                                                ----------
            CONSUMER NON-DURABLES -- 1.4%
     367    Tiffany & Co. ....................................      12,683
                                                                ----------
            DRUGS -- 10.6%
    *422    Alkermes, Inc. ...................................       4,378
     423    AstraZeneca PLC, ADR..............................      16,737
   *+171    AtheroGenics, Inc. ...............................       2,232
   *+261    Auxilium Pharmaceuticals, Inc. ...................       1,560
   *+198    Cephalon, Inc. ...................................       9,291
    *101    Encysive Pharmaceuticals, Inc. ...................       1,033
    *359    Forest Laboratories, Inc. ........................      13,269
    *356    Gilead Sciences, Inc. ............................      12,759
      32    Kissei Pharmaceutical Co., Ltd. ..................         665
    *176    Medicines Co. (The)...............................       3,984
   *+191    NPS Pharmaceuticals, Inc. ........................       2,413
     *65    OSI Pharmaceuticals, Inc. ........................       2,687
     801    Schering-Plough Corp. ............................      14,538

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            DRUGS -- (CONTINUED)
   +-835    Shionogi & Co., Ltd. .............................  $   11,483
                                                                ----------
                                                                    97,029
                                                                ----------
            EDUCATION -- 4.6%
   *+156    Apollo Group, Inc. ...............................      11,516
    *323    Education Management Corp. .......................       9,036
    *242    ITT Educational Services, Inc. ...................      11,747
      87    Strayer Education, Inc. ..........................       9,848
                                                                ----------
                                                                    42,147
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.3%
  -1,193    Techtronic Industries Co. ........................       2,636
                                                                ----------
            ELECTRONICS -- 1.4%
    *830    Evergreen Solar, Inc. ............................       5,868
   *+290    FuelCell Energy, Inc. ............................       2,891
    *115    Sigmatel, Inc. ...................................       4,286
                                                                ----------
                                                                    13,045
                                                                ----------
            ENERGY & SERVICES -- 8.4%
    +194    Arch Coal, Inc. ..................................       8,361
     185    BJ Services Co. ..................................       9,619
     635    Chesapeake Energy Corp. ..........................      13,932
     254    GlobalSantaFe Corp. ..............................       9,412
     223    Halliburton Co. ..................................       9,623
     207    Noble Corp. ......................................      11,647
     241    Petro-Canada......................................      13,933
                                                                ----------
                                                                    76,527
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 1.0%
     143    Altria Group, Inc. ...............................       9,364
                                                                ----------
            HEALTH SERVICES -- 2.4%
    *267    Covance, Inc. ....................................      12,712
     172    HCA, Inc. ........................................       9,225
                                                                ----------
                                                                    21,937
                                                                ----------
            MACHINERY -- 1.7%
     231    Bucyrus International, Inc. ......................       9,031
      85    Ingersoll Rand Co. ...............................       6,770
                                                                ----------
                                                                    15,801
                                                                ----------
            MEDIA & ENTERTAINMENT -- 2.7%
    *365    Cablevision Systems Corp. ........................      10,233
    *356    Comcast Corp. ....................................      11,880
     *87    Life Time Fitness, Inc. ..........................       2,334
                                                                ----------
                                                                    24,447
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 5.6%
    *305    Advanced Neuromodulation Systems, Inc. ...........       8,180
   *+325    Foxhollow Technologies, Inc. .....................       9,176
   *+271    Given Imaging Ltd. ...............................       7,958
    *151    Hologic, Inc. ....................................       4,820
     336    Medtronic, Inc. ..................................      17,104
    *179    Symmetry Medical, Inc. ...........................       3,410
                                                                ----------
                                                                    50,648
                                                                ----------
            METALS, MINERALS & MINING -- 1.0%
     121    Precision Castparts Corp. ........................       9,280
                                                                ----------

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RESEARCH & TESTING FACILITIES -- 1.7%
    *293    Amylin Pharmaceuticals, Inc. .....................  $    5,132
    *147    ICOS Corp. .......................................       3,299
    *148    Pharmaceutical Product Development, Inc. .........       7,166
                                                                ----------
                                                                    15,597
                                                                ----------
            RETAIL -- 11.5%
     211    Abercrombie & Fitch Co. ..........................      12,049
    *154    Advance Auto Parts, Inc. .........................       7,749
    *329    Chico's FAS, Inc. ................................       9,303
    *235    eBay, Inc. .......................................       8,741
    *195    Electronics Boutique Holdings Corp. ..............       8,388
     296    Family Dollar Stores, Inc. .......................       8,984
    *204    GameStop Corp., Class B...........................       4,540
   *+293    GameStop Corp., Class A ..........................       6,484
    *247    Kohl's Corp. .....................................      12,737
     392    Michaels Stores, Inc. ............................      14,211
    *146    Red Robin Gourmet Burgers.........................       7,428
     *97    Urban Outfitters, Inc. ...........................       4,663
                                                                ----------
                                                                   105,277
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 1.5%
    *293    Jarden Corp. .....................................      13,431
                                                                ----------
            SOFTWARE & SERVICES -- 14.5%
    *560    Amdocs Ltd., ADR..................................      15,915
    *298    Electronic Arts, Inc. ............................      15,441
    *220    F5 Networks, Inc. ................................      11,093
     *73    Google, Inc. .....................................      13,177
    *110    NAVTEQ Corp. .....................................       4,760
   *+583    Salesforce.com, Inc. .............................       8,733
    *413    Serena Software, Inc. ............................       9,822
   *+465    Take-Two Interactive Software, Inc. ..............      18,189
    *273    Verint Systems, Inc. .............................       9,521
    *174    Websense, Inc. ...................................       9,340
    *484    Yahoo!, Inc. .....................................      16,397
                                                                ----------
                                                                   132,388
                                                                ----------
            TRANSPORTATION -- 1.2%
   *+446    Gol-Linhas Aereas Inteligentes S.A., ADR..........      11,203
                                                                ----------
            UTILITIES -- 2.4%
    *200    Stericycle, Inc. .................................       8,844
    *776    Tele Norte Letse Participacoes S.A., ADR..........      12,011
                                                                ----------
                                                                    20,855
                                                                ----------
            Total common stocks (cost $841,489)...............  $  901,671
                                                                ==========
SHORT-TERM SECURITIES -- 13.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 11.1%
 100,987    Boston Global Investment Trust....................  $  100,987
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- 2.7%
 $ 1,953    ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $1,953
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...       1,953

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
   2,734    ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $2,734
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.
              2.80% due 04/01/05..............................  $    2,734
   1,395    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $1,395 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.) 2.85% due 04/01/05.......       1,395
   5,524    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $5,525 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.) 2.87% due 04/01/05.......       5,524
   1,060    Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $1,060 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.) 2.83%
              due 04/01/05....................................       1,060
     202    UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $202
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.)
              2.66% due 04/01/05..............................         202
  11,886    UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $11,887 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35)
              2.88% due 04/01/05..............................      11,886
                                                                ----------
                                                                    24,754
                                                                ----------
            Total short-term securities (cost $125,741).......  $  125,741
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $967,230)m -- 112.6%............................   1,027,412
            OTHER ASSETS, LESS LIABILITIES -- (12.6%).........    (115,027)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $  912,385
                                                                ==========

--------------------------------------------------------------------------------

Note: Market value of investments in foreign securities represents 15.2% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $51,874, which represents 5.7% of the total net assets.

    m At March 31, 2005, the cost of securities for federal income tax purposes is $967,791 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 93,340
       Unrealized depreciation..................................................   (33,719)
                                                                                  --------
       Net Unrealized appreciation..............................................  $ 59,621
                                                                                  ========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2005

                                                                                        UNREALIZED
                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
Hong Kong Dollar (Sell)         $1,784             $1,784           4/1/2005               $--
Hong Kong Dollar (Sell)            799                799           4/4/2005                --
Japanese Yen (Buy)                 659                661           4/5/2005                (2)
                                                                                           ---
                                                                                           $(2)
                                                                                           ===

 HARTFORD INTERNATIONAL STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
COMMON STOCKS -- 98.6%
            FINLAND -- 4.5%
  *+-199    Nokia Oyj.........................................  $  3,073
    +-82    Stora Enso Oyj....................................     1,142
                                                                --------
                                                                   4,215
                                                                --------
            FRANCE -- 13.9%
    +-27    Carrefour S.A. ...................................     1,455
    +-59    Credit Agricole S.A. .............................     1,616
    +-14    Lagardere S.C.A. .................................     1,037
    +-32    Sanofi-Aventis....................................     2,669
    +-12    Schneider Electric S.A. ..........................       971
    +-15    Total S.A. .......................................     3,466
   *+-62    Vivendi Universal S.A. ...........................     1,907
                                                                --------
                                                                  13,121
                                                                --------
            GERMANY -- 12.6%
   *+-22    Commerzbank AG....................................       477
  *+-121    Deutsche Telekom AG...............................     2,414
    +-19    E.ON AG...........................................     1,627
      -1    Porsche AG........................................       956
     -29    Schering AG.......................................     1,940
    +-32    Siemens AG........................................     2,502
    +-42    Volkswagen AG.....................................     1,995
                                                                --------
                                                                  11,911
                                                                --------
            IRELAND -- 2.1%
     -57    Bank of Ireland...................................       902
     -41    CRH PLC...........................................     1,080
                                                                --------
                                                                   1,982
                                                                --------
            ITALY -- 2.1%
    +-78    Ente Nazional Idrocarburi S.p.A. .................     2,019
                                                                --------
            JAPAN -- 21.7%
    +-12    AIFUL Corp. ......................................       934
     +-8    Acom Co., Ltd. ...................................       564
   -@@--    East Japan Railway Co. ...........................       714
    +-23    Fanuc Ltd. .......................................     1,408
    -276    Fujitsu Ltd. .....................................     1,652
      -9    Hoya Corp. .......................................       999
    +-86    Mitsubishi Estate Co., Ltd. ......................       996
     -29    Murata Manufacturing Co., Ltd. ...................     1,524
   +@*-5    NEC Electronics Corp. ............................       232
      -3    NEC Electronics Corp. ............................       135
     +-1    NTT DoCoMo, Inc. .................................     1,091
   -+107    Nomura Holdings, Inc. ............................     1,475
     -33    Shin-Etsu Chemical Co., Ltd. .....................     1,234
    -160    Shinsei Bank Ltd. ................................       908
    -+25    Sony Corp. .......................................     1,012
    -129    Sumitomo Trust & Banking Co., Ltd. (The)..........       838
    -+34    Takeda Chemical Industries Ltd. ..................     1,597
   -+362    Tokyo Gas Co., Ltd. ..............................     1,457
     -46    Toyota Motor Corp. ...............................     1,698
                                                                --------
                                                                  20,468
                                                                --------

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
            NETHERLANDS -- 6.9%
    +-39    Heineken N.V. ....................................  $  1,349
   *+-52    Koninklijke Philips Electronics N.V. .............     1,443
    +-62    Royal Dutch Petroleum Co. ........................     3,728
                                                                --------
                                                                   6,520
                                                                --------
            NORWAY -- 1.3%
    +-71    Statoil ASA, Class A..............................     1,217
                                                                --------
            SINGAPORE -- 1.3%
    -144    Oversea-Chinese Banking Corp. ....................     1,203
                                                                --------
            SWITZERLAND -- 7.7%
     -31    Compagnie Financiere Richemont AG.................       968
    +-59    Credit Suisse Group...............................     2,523
      -8    Nestle S.A. ......................................     2,083
     -24    Swiss Reinsurance.................................     1,734
                                                                --------
                                                                   7,308
                                                                --------
            UNITED KINGDOM -- 24.5%
    -145    BP PLC............................................     1,509
    -201    Barclays PLC......................................     2,057
    -138    Cadbury Schweppes PLC.............................     1,381
     -17    Cobham PLC........................................       439
    -171    Diageo PLC........................................     2,419
    -109    GlaxoSmithKline PLC...............................     2,491
    -171    HSBC Holdings PLC.................................     2,699
     -48    Imperial Tobacco Group PLC........................     1,263
     -83    Kesa Electricals PLC..............................       474
    -223    Marks & Spencer PLC...............................     1,454
    -111    Prudential Corp., PLC.............................     1,059
    -348    Rentokil Initial PLC..............................     1,066
   @*-16    Royal Bank of Scotland Group PLC..................       515
     -67    Royal Bank of Scotland Group PLC..................     2,135
    -210    Unilever PLC......................................     2,072
                                                                --------
                                                                  23,033
                                                                --------
            Total common stocks (cost $79,411)................  $ 92,997
                                                                ========
SHORT-TERM SECURITIES -- 27.4%
            INVESTMENT COMPANIES -- 1.0%
     961    SSgA Money Market Fund............................  $    961
                                                                --------
            INVESTMENT COMPANIES HELD AS COLLATERAL FOR
              SECURITIES ON LOAN -- 26.4%
  24,924    State Street Navigator Securities Lending Prime
              Portfolio.......................................    24,924
                                                                --------
                                                                  25,885
                                                                --------
            Total short-term securities (cost $25,885)........  $ 25,885
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $105,296)m -- 126.0%............................   118,882
            OTHER ASSETS, LESS LIABILITIES -- (26.0%).........   (24,552)
                                                                --------
            NET ASSETS -- 100.0%..............................  $ 94,330
                                                                ========

--------------------------------------------------------------------------------

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $747 or 0.8% of the total net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $92,997, which represents 98.6% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    m At March 31, 2005, the cost of securities for federal income tax purposes is $105,349 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $14,241
       Unrealized depreciation..................................................     (708)
                                                                                  -------
       Net Unrealized appreciation..............................................  $13,533
                                                                                  =======

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

                                                  PERCENTAGE OF
DIVERSIFICATION BY INDUSTRY                        NET ASSETS
---------------------------                       -------------
Aerospace & Defense............................         0.5%
Agriculture & Fishing..........................         3.3
Banks..........................................        16.8
Business Services..............................         1.1
Chemicals......................................         1.3
Communications.................................         3.7
Drugs..........................................         4.7
Electrical Equipment...........................         1.0
Electronics....................................        10.5
Energy & Services..............................        12.9
Financial Services.............................         2.7
Food, Beverage & Tobacco.......................        11.2
Forest & Paper Products........................         1.2
Insurance......................................         3.4
Investment Companies...........................         1.0
Investment Companies held as Collateral on
  Loaned Securities............................        26.4
Media & Entertainment..........................         3.1
Medical Instruments & Supplies.................         5.6
Metals, Minerals & Mining......................         2.4
Real Estate....................................         1.1
Retail.........................................         4.6
Transportation.................................         5.7
Utilities......................................         1.8
Other Assets and Liabilities...................       (26.0)
                                                      -----
    Total......................................       100.0%
                                                      =====

 HARTFORD LARGECAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCKS -- 99.6%
            BANKS -- 9.0%
    43      Citigroup, Inc. ..................................  $ 1,932
    42      Countrywide Financial Corp. ......................    1,358
    23      Doral Financial Corp. ............................      496
    14      Fifth Third Bancorp...............................      621
    53      MBNA Corp. .......................................    1,310
    19      Northern Trust Corp. .............................      806
                                                                -------
                                                                  6,523
                                                                -------
            BUSINESS SERVICES -- 1.2%
    10      Omnicom Group, Inc. ..............................      898
                                                                -------
            COMMUNICATIONS -- 1.3%
    65      Motorola, Inc. ...................................      971
                                                                -------
            COMPUTERS & OFFICE EQUIPMENT -- 5.7%
    22      CDW Corp. ........................................    1,233
    11      International Business Machines Corp. ............    1,005
   *15      Lexmark International, Inc. ......................    1,160
   *15      Zebra Technologies Corp. .........................      712
                                                                -------
                                                                  4,110
                                                                -------
            CONSUMER NON-DURABLES -- 0.8%
    14      Avon Products, Inc. ..............................      588
                                                                -------
            CONSUMER SERVICES -- 1.6%
    24      H&R Block, Inc. ..................................    1,191
                                                                -------
            DRUGS -- 10.2%
   *17      Biogen Idec, Inc. ................................      580
   *14      Genzyme Corp. ....................................      784
    16      Novartis AG ADR...................................      746
    54      Pfizer, Inc. .....................................    1,419
   103      Schering-Plough Corp. ............................    1,875
    24      Teva Pharmaceutical Industries Ltd., ADR..........      747
   *42      Watson Pharmaceuticals, Inc. .....................    1,275
                                                                -------
                                                                  7,426
                                                                -------
            ELECTRICAL EQUIPMENT -- 0.8%
     8      Allergan, Inc. ...................................      587
                                                                -------
            ELECTRONICS -- 8.8%
    86      General Electric Co. .............................    3,090
    76      Intel Corp. ......................................    1,768
    40      Linear Technology Corp. ..........................    1,536
                                                                -------
                                                                  6,394
                                                                -------
            ENERGY & SERVICES -- 11.2%
    16      BJ Services Co. ..................................      840
    30      BP PLC, ADR.......................................    1,860
    22      ChevronTexaco Corp. ..............................    1,254
    24      ExxonMobil Corp. .................................    1,413
     8      Total S.A., ADR...................................      909
    56      XTO Energy, Inc. .................................    1,830
                                                                -------
                                                                  8,106
                                                                -------
            FINANCIAL SERVICES -- 1.8%
    12      Goldman Sachs Group, Inc. ........................    1,303
                                                                -------
            FOOD, BEVERAGE & TOBACCO -- 2.3%
    31      PepsiCo., Inc. ...................................    1,668
                                                                -------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
            INSURANCE -- 4.2%
    19      AFLAC, Inc. ......................................  $   712
    43      American International Group, Inc. ...............    2,358
                                                                -------
                                                                  3,070
                                                                -------
            MEDIA & ENTERTAINMENT -- 5.7%
   *29      Comcast Corp., Class A............................      988
  *127      Liberty Media Corp., Class A......................    1,312
   *47      Time Warner, Inc. ................................      832
    28      Viacom, Inc., Class B.............................      977
                                                                -------
                                                                  4,109
                                                                -------
            MEDICAL INSTRUMENTS & SUPPLIES -- 5.1%
    25      Baxter International, Inc. .......................      841
   *33      Boston Scientific Corp. ..........................      969
    15      Johnson & Johnson.................................    1,021
    17      Medtronic, Inc. ..................................      851
                                                                -------
                                                                  3,682
                                                                -------
            RETAIL -- 7.5%
   *23      Cheesecake Factory, Inc. (The)....................      808
   *25      Kohl's Corp. .....................................    1,296
    35      Wal-Mart Stores, Inc. ............................    1,731
    37      Walgreen Co. .....................................    1,624
                                                                -------
                                                                  5,459
                                                                -------
            SOFTWARE & SERVICES -- 17.0%
    16      Adobe Systems, Inc. ..............................    1,097
   *15      Affiliated Computer Services, Inc., Class A.......      783
    22      Automatic Data Processing, Inc. ..................      993
   *97      Citrix Systems, Inc. .............................    2,299
   *24      Cognos, Inc. .....................................      998
   *17      Electronic Arts, Inc. ............................      854
   *19      Fiserv, Inc. .....................................      768
   133      Microsoft Corp. ..................................    3,207
   *63      Symantec Corp. ...................................    1,348
                                                                -------
                                                                 12,347
                                                                -------
            TRANSPORTATION -- 1.0%
    14      Carnival Corp. ...................................      699
                                                                -------
            U.S. GOVERNMENT AGENCIES -- 2.0%
    27      Federal National Mortgage Association.............    1,443
                                                                -------
            UTILITIES -- 2.4%
    12      Kinder Morgan, Inc. ..............................      942
    14      Questar Corp. ....................................      847
                                                                -------
                                                                  1,789
                                                                -------
            Total common stocks (cost $70,862)................  $72,363
                                                                =======
SHORT-TERM SECURITIES -- 0.3%
            INVESTMENT COMPANIES -- 0.3%
   212      SSgA Money market Fund............................  $   212
                                                                -------
            Total short-term securities (cost $212)...........  $   212
                                                                =======
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $71,074)m -- 99.9%..............................   72,575
            OTHER ASSETS, LESS LIABILITIES -- 0.1%............       69
                                                                -------
            NET ASSETS -- 100.0%..............................  $72,644
                                                                =======

--------------------------------------------------------------------------------

Note: Market value of investments in foreign securities represents 7.3% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    m At March 31, 2005, the cost of securities for federal income tax purposes is $71,484 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 4,462
       Unrealized depreciation..................................................   (3,371)
                                                                                  -------
       Net Unrealized appreciation..............................................  $ 1,091
                                                                                  =======

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD MIDCAP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCKS -- 99.7%
            APPAREL & TEXTILE -- 3.0%
   *13      Coach, Inc. ......................................  $   753
    23      Liz Claiborne, Inc. ..............................      941
                                                                -------
                                                                  1,694
                                                                -------
            BANKS -- 3.9%
   +33      Commerce Bancorp, Inc. ...........................    1,072
    23      Investors Financial Services Corp. ...............    1,141
                                                                -------
                                                                  2,213
                                                                -------
            BUSINESS SERVICES -- 2.1%
   *91      Akamai Technologies, Inc. ........................    1,159
                                                                -------
            COMMUNICATIONS -- 6.8%
   *89      Avaya, Inc. ......................................    1,035
    14      L-3 Communications Holdings, Inc. ................      977
   *82      Nextel Partners, Inc. ............................    1,792
                                                                -------
                                                                  3,804
                                                                -------
            COMPUTERS & OFFICE EQUIPMENT -- 8.0%
    22      CDW Corp. ........................................    1,261
   *55      Jabil Circuit, Inc. ..............................    1,579
   *12      Lexmark International, Inc. ......................      942
   *25      SanDisk Corp. ....................................      708
                                                                -------
                                                                  4,490
                                                                -------
            CONSUMER DURABLES -- 1.0%
     8      Carlisle Cos., Inc. ..............................      560
                                                                -------
            CONSUMER NON-DURABLES -- 5.3%
    32      Airgas, Inc. .....................................      765
    26      Estee Lauder Cos., Inc. (The), Class A............    1,155
    30      Tiffany & Co. ....................................    1,036
                                                                -------
                                                                  2,956
                                                                -------
            CONSUMER SERVICES -- 3.4%
   *16      Dun & Bradstreet Corp. ...........................      954
    19      H&R Block, Inc. ..................................      971
                                                                -------
                                                                  1,925
                                                                -------
            DRUGS -- 7.8%
   *52      Andrx Group.......................................    1,175
   *53      Angiotech Pharmaceuticals, Inc. ..................      819
   *12      Genzyme Corp. ....................................      705
   *70      Impax Laboratories, Inc. .........................    1,122
   *10      Sepracor, Inc. ...................................      554
                                                                -------
                                                                  4,375
                                                                -------
            ELECTRICAL EQUIPMENT -- 1.8%
   *69      Teradyne, Inc. ...................................    1,010
                                                                -------
            ELECTRONICS -- 7.0%
   *33      ATI Technologies, Inc. ...........................      564
    21      Amphenol Corp. ...................................      789
   *19      International Rectifier Corp. ....................      871
    31      Microchip Technology, Inc. .......................      815
   *22      QLogic Corp. .....................................      892
                                                                -------
                                                                  3,931
                                                                -------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
            ENERGY & SERVICES -- 4.8%
    19      Baker Hughes, Inc. ...............................  $   859
   *17      Weatherford International Ltd. ...................      981
    26      XTO Energy, Inc. .................................      848
                                                                -------
                                                                  2,688
                                                                -------
            FINANCIAL SERVICES -- 1.8%
  *100      Ameritrade Holding Corp. .........................    1,023
                                                                -------
            HEALTH SERVICES -- 2.1%
   *25      Laboratory Corp. of American Holdings.............    1,189
                                                                -------
            INSURANCE -- 1.6%
    12      Ambac Financial Group, Inc. ......................      878
                                                                -------
            MACHINERY -- 4.0%
    28      Donaldson Co., Inc. ..............................      919
   *39      Varian Medical Systems, Inc. .....................    1,349
                                                                -------
                                                                  2,268
                                                                -------
            MEDIA & ENTERTAINMENT -- 2.0%
   *25      Liberty Media International, Inc. ................    1,106
                                                                -------
            MEDICAL INSTRUMENTS & SUPPLIES -- 4.2%
    17      Beckman Coulter, Inc. ............................    1,106
    18      Biomet, Inc. .....................................      643
    18      Omnicare, Inc. ...................................      632
                                                                -------
                                                                  2,381
                                                                -------
            METALS, MINERALS & MINING -- 3.5%
    26      Cameco Corp. .....................................    1,157
    10      Fortune Brands, Inc. .............................      820
                                                                -------
                                                                  1,977
                                                                -------
            RESEARCH & TESTING FACILITIES -- 3.2%
   *17      Affymetrix, Inc. .................................      737
   *31      Celgene Corp. ....................................    1,047
                                                                -------
                                                                  1,784
                                                                -------
            RETAIL -- 7.7%
   *39      Bed, Bath & Beyond, Inc. .........................    1,424
   *21      Dick's Sporting Goods, Inc. ......................      787
   *22      Dollar Tree Stores, Inc. .........................      636
    19      Outback Steakhouse, Inc. .........................      847
   *12      Panera Bread Co. .................................      653
                                                                -------
                                                                  4,347
                                                                -------
            SOFTWARE & SERVICES -- 10.5%
   *21      Affiliated Computer Services, Inc., Class A.......    1,114
   *27      Fiserv, Inc. .....................................    1,069
   *24      Intuit, Inc. .....................................    1,064
   *44      Juniper Networks, Inc. ...........................      979
   *45      Synopsys, Inc. ...................................      821
  *116      TIBCO Software, Inc. .............................      865
                                                                -------
                                                                  5,912
                                                                -------
            TRANSPORTATION -- 2.5%
    39      Southwest Airlines Co. ...........................      556
    45      Werner Enterprises, Inc. .........................      869
                                                                -------
                                                                  1,425
                                                                -------

--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCKS -- (CONTINUED)
            UTILITIES -- 1.7%
   *23      Stericycle, Inc. .................................  $ 1,024
                                                                -------
            Total common stocks (cost $54,148)................  $56,119
                                                                =======
SHORT-TERM SECURITIES -- 1.7%
            INVESTMENT COMPANIES -- 0.0%
  @@--      SSgA Money Market Fund............................  $    --
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.7%
   943      Boston Global Investment Trust....................      943
                                                                -------
            Total short-term securities (cost $943)...........  $   943
                                                                =======
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $55,091)m -- 101.4%.............................   57,062
            OTHER ASSETS, LESS LIABILITIES -- (1.4%)..........     (797)
                                                                -------
            NET ASSETS -- 100.0%..............................  $56,265
                                                                =======

Note: Market value of investments in foreign securities represents 4.5% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    m At March 31, 2005, the cost of securities for federal income tax purposes is $55,169 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 3,896
       Unrealized depreciation..................................................   (2,003)
                                                                                  -------
       Net Unrealized appreciation..............................................  $ 1,893
                                                                                  =======

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD SMALLCAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
COMMON STOCKS -- 97.3%
            AEROSPACE & DEFENSE -- 0.8%
     *23    ESCO Technologies, Inc. ..........................  $   1,808
     138    United Industrial Corp., New York shares..........      4,099
                                                                ---------
                                                                    5,907
                                                                ---------
            APPAREL & TEXTILE -- 3.2%
      72    Albany International Corp. .......................      2,230
    *424    Genesco, Inc. ....................................     12,047
      60    K-Swiss, Inc. ....................................      1,972
    *115    Timberland Co. (The)..............................      8,136
                                                                ---------
                                                                   24,385
                                                                ---------
            BANKS -- 4.9%
     145    Advanta Corp. ....................................      3,335
    +220    American Capital Strategies Ltd. .................      6,910
     107    CharterMac........................................      2,292
    +455    IndyMac Bancorp, Inc. ............................     15,484
      57    Irwin Financial Corp. ............................      1,301
    +236    R&G Financial Corp. ..............................      7,353
                                                                ---------
                                                                   36,675
                                                                ---------
            BUSINESS SERVICES -- 6.9%
      69    Aaron Rents, Inc. ................................      1,378
     195    Advo, Inc. .......................................      7,305
     *99    Convergys Corp. ..................................      1,471
     443    Gevity HR, Inc. ..................................      8,476
    *141    Heidrick & Struggles, Inc. .......................      5,192
      80    MAXIMUS, Inc. ....................................      2,686
   *+612    Per-Se Technologies, Inc. ........................      9,390
    *104    Rotech Healthcare, Inc. ..........................      2,858
    *471    UnitedGlobalCom, Inc., Class A....................      4,458
     316    Watson Wyatt & Co. Holdings.......................      8,603
                                                                ---------
                                                                   51,817
                                                                ---------
            CHEMICALS -- 0.2%
      87    Ferro Corp. ......................................      1,645
                                                                ---------
            COMMUNICATIONS -- 5.2%
    +127    Adtran, Inc. .....................................      2,240
     *45    CB Richard Ellis Group, Inc. .....................      1,578
    *254    Checkpoint Systems, Inc. .........................      4,294
     *72    Comtech Telecommunications Corp. .................      3,736
  *1,177    Digital Generation Systems........................      1,519
    *133    Ditech Communications Corp. ......................      1,654
    *459    General Communication.............................      4,194
    *232    InterVoice, Inc. .................................      2,609
    *+88    j2 Global Communications, Inc. ...................      3,026
    *111    Polycom, Inc. ....................................      1,883
    *721    Premiere Global Services, Inc. ...................      8,166
    *249    Radyne ComStream, Inc. ...........................      2,033
    *265    Ubiquitel, Inc. ..................................      1,776
                                                                ---------
                                                                   38,708
                                                                ---------
            COMPUTERS & OFFICE EQUIPMENT -- 2.4%
    *+91    Amedisys, Inc. ...................................      2,744
    *133    America Service Group, Inc. ......................      2,950
     *30    Global Imaging Systems, Inc. .....................      1,053
      88    IKON Office Solutions, Inc. ......................        869
    *135    Jupitermedia Corp. ...............................      2,086

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
            COMPUTERS & OFFICE EQUIPMENT -- (CONTINUED)
   *+310    Komag, Inc. ......................................  $   6,922
      62    Noble International Ltd. .........................      1,396
                                                                ---------
                                                                   18,020
                                                                ---------
            CONSTRUCTION -- 2.6%
     208    Standard-Pacific Corp. ...........................     15,044
    *141    WCI Communities, Inc. ............................      4,250
                                                                ---------
                                                                   19,294
                                                                ---------
            CONSUMER DURABLES -- 1.6%
    *220    Cabot Microelectronics Corp. .....................      6,888
      30    Eagle Materials, Inc. ............................      2,404
    *+93    USG Corp. ........................................      3,097
                                                                ---------
                                                                   12,389
                                                                ---------
            CONSUMER NON-DURABLES -- 2.2%
   *+299    Allscripts Healthcare Solutions, Inc. ............      4,271
    *107    Jakks Pacific, Inc. ..............................      2,304
      94    Kenneth Cole Productions, Inc., Class A...........      2,742
     314    Nu Skin Enterprises, Inc. ........................      7,059
                                                                ---------
                                                                   16,376
                                                                ---------
            CONSUMER SERVICES -- 0.1%
      67    CPI Corp. ........................................      1,016
                                                                ---------
            DRUGS -- 7.6%
   *+670    Abgenix, Inc. ....................................      4,691
    *386    Alkermes, Inc. ...................................      4,005
     *97    Cyberoptics Corp. ................................      1,209
     178    Diagnostic Products Corp. ........................      8,597
    *774    Encysive Pharmaceuticals, Inc. ...................      7,913
   *+167    First Horizon Pharmaceutical Corp. ...............      2,814
    *207    Kos Pharmaceuticals, Inc. ........................      8,615
   *+659    NPS Pharmaceuticals, Inc. ........................      8,320
   *+194    Onyx Pharmaceuticals, Inc. .......................      6,082
    *306    Salix Pharmaceuticals Ltd. .......................      5,051
                                                                ---------
                                                                   57,297
                                                                ---------
            EDUCATION -- 0.5%
     *81    ITT Educational Services, Inc. ...................      3,948
                                                                ---------
            ELECTRICAL EQUIPMENT -- 0.4%
      46    MTS Systems Corp. ................................      1,321
      57    Tektronix, Inc. ..................................      1,401
                                                                ---------
                                                                    2,722
                                                                ---------
            ELECTRONICS -- 6.7%
     *65    Benchmark Electronics, Inc. ......................      2,066
      51    CTS Corp. ........................................        668
     *82    Catalyst Semiconductor, Inc. .....................        350
   *+174    Cree, Inc. .......................................      3,793
    *186    Diodes, Inc. .....................................      5,035
    *361    Fairchild Semiconductor International Inc., Class
              A...............................................      5,534
    *414    Gemstar-TV Guide International, Inc. .............      1,800
   *+320    Hutchinson Technology, Inc. ......................     11,116
      58    Lowrance Electronics, Inc. .......................      1,412
    *371    MEMC Electronic Materials, Inc. ..................      4,994
     147    Methode Electronics, Inc. ........................      1,778
    *153    Micrel, Inc. .....................................      1,406
  *1,075    ON Semiconductor Corp. ...........................      4,246

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
   *+133    OmniVision Technologies, Inc. ....................  $   2,009
    *109    Semtech Corp. ....................................      1,950
     *68    Siliconix, Inc. ..................................      2,406
                                                                ---------
                                                                   50,563
                                                                ---------
            ENERGY & SERVICES -- 4.4%
      43    Cabot Oil & Gas Corp. ............................      2,355
     178    Chesapeake Energy Corp. ..........................      3,914
    *+35    Cimarex Energy Co. ...............................      1,361
     334    Frontier Oil Corp. ...............................     12,122
    *133    Giant Industries, Inc. ...........................      3,423
     *45    Houston Exploration Co. ..........................      2,540
    *231    Petroquest Energy, Inc. ..........................      1,535
      29    St. Mary Land & Exploration Co. ..................      1,456
     *94    Swift Energy Co. .................................      2,671
     *46    Tesoro Petroleum Corp. ...........................      1,718
                                                                ---------
                                                                   33,095
                                                                ---------
            EXCHANGE TRADED FUNDS -- 0.5%
     +60    iShares Russell 2000 Growth Index Fund............      3,750
                                                                ---------
            FINANCIAL SERVICES -- 2.0%
   *+171    Affiliated Managers Group, Inc. ..................     10,607
      76    American Home Mortgage Investment Corp. ..........      2,165
   *+152    OptionXpress Holdings, Inc. ......................      2,467
                                                                ---------
                                                                   15,239
                                                                ---------
            FOREST & PAPER PRODUCTS -- 1.3%
      91    Glatfelter........................................      1,342
     309    Longview Fibre Co. ...............................      5,789
     189    Wausau-Mosinee Paper Corp. .......................      2,672
                                                                ---------
                                                                    9,803
                                                                ---------
            HEALTH SERVICES -- 1.5%
    *109    Alliance Imaging, Inc. ...........................      1,042
     *76    Genesis Healthcare Corp. .........................      3,242
   *+189    Human Genome Sciences, Inc. ......................      1,740
    *+77    LifePoint Hospitals, Inc. ........................      3,371
     *98    Symbion, Inc. ....................................      2,097
                                                                ---------
                                                                   11,492
                                                                ---------
            HOTELS & GAMING -- 1.2%
      69    Ameristar Casinos, Inc. ..........................      3,773
    *207    Vail Resorts, Inc. ...............................      5,229
                                                                ---------
                                                                    9,002
                                                                ---------
            INSURANCE -- 3.2%
     *75    Amerigroup Corp. .................................      2,727
    *119    Arch Capital Group Ltd. ..........................      4,757
      96    Platinum Underwriters Holdings Ltd. ..............      2,854
    +619    Scottish Re Group Ltd. ...........................     13,933
                                                                ---------
                                                                   24,271
                                                                ---------
            MACHINERY -- 3.1%
      71    Briggs & Stratton Corp. ..........................      2,574
      29    Curtiss-Wright Corp. .............................      1,676
     298    Graco, Inc. ......................................     12,021
     139    Stewart & Stevenson Services, Inc. ...............      3,182

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
            MACHINERY -- (CONTINUED)
      40    Toro Co. .........................................  $   3,540
      16    Watsco, Inc. .....................................        657
                                                                ---------
                                                                   23,650
                                                                ---------
            MEDIA & ENTERTAINMENT -- 1.2%
    *338    Cumulus Media, Inc. ..............................      4,814
    *122    Journal Register Co. .............................      2,037
   *+155    Playboy Enterprises, Inc. ........................      2,003
     *80    Regent Communications, Inc. ......................        426
                                                                ---------
                                                                    9,280
                                                                ---------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.4%
    *186    Haemonetics Corp. ................................      7,846
     *80    Medical Action Industries, Inc. ..................      1,510
      87    PolyMedica Corp. .................................      2,760
    *108    Respironics, Inc. ................................      6,264
    *180    Steris Corp. .....................................      4,548
     *66    Visx, Inc. .......................................      1,547
      31    Vital Signs, Inc. ................................      1,229
                                                                ---------
                                                                   25,704
                                                                ---------
            METALS, MINERALS & MINING -- 1.6%
      95    Carpenter Technology..............................      5,668
      90    Mueller Industries, Inc. .........................      2,534
      70    Texas Industries, Inc. ...........................      3,768
                                                                ---------
                                                                   11,970
                                                                ---------
            REAL ESTATE INVESTMENT TRUST -- 0.1%
     +21    Novastar Financial, Inc. .........................        749
                                                                ---------
            RESEARCH & TESTING FACILITIES -- 3.9%
   *+331    Amylin Pharmaceuticals, Inc. .....................      5,791
    *659    Applera Corp. -- Celera Genomics Group............      6,755
   *+358    CV Therapeutics, Inc. ............................      7,279
   *+350    Ciphergen Biosystems, Inc. .......................        970
    *422    Exelixis, Inc. ...................................      2,861
    *301    Incyte Corp. .....................................      2,057
    *175    Kosan Biosciences, Inc. ..........................        718
    *493    Regeneron Pharmaceuticals, Inc. ..................      2,517
                                                                ---------
                                                                   28,948
                                                                ---------
            RETAIL -- 3.2%
    *116    Aeropostale, Inc. ................................      3,802
     *74    CEC Entertaining, Inc. ...........................      2,710
    *137    CKE Restaurants, Inc. ............................      2,171
    +127    Landry's Restaurants, Inc. .......................      3,682
     105    Longs Drug Store Corp. ...........................      3,593
      96    Movie Gallery, Inc. ..............................      2,762
     *47    PETCO Animal Supplies, Inc. ......................      1,741
    *141    Pacific Sunwear of California, Inc. ..............      3,933
                                                                ---------
                                                                   24,394
                                                                ---------
            RUBBER & PLASTICS PRODUCTS -- 1.3%
    *372    Skechers U.S.A., Inc. ............................      5,762
    +295    Titan International, Inc. ........................      4,238
                                                                ---------
                                                                   10,000
                                                                ---------
            SOFTWARE & SERVICES -- 16.8%
     247    Acxiom Corp. .....................................      5,167
    *306    Aspect Communications Corp. ......................      3,182
    *573    BISYS Group, Inc. (The)...........................      8,985

 HARTFORD SMALLCAP GROWTH HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
COMMON STOCKS -- (CONTINUED)
            SOFTWARE & SERVICES -- (CONTINUED)
    *110    Blackboard, Inc. .................................  $   1,910
     *31    CACI International, Inc. .........................      1,690
    *430    CSG Systems International, Inc. ..................      7,008
   *+187    Carner Corp. .....................................      9,804
     *49    Click Commerce, Inc. .............................        699
    *461    Corillian Corp. ..................................      1,604
     *92    Digital River, Inc. ..............................      2,879
    *302    Electronics for Imaging, Inc. ....................      5,393
     *80    Embarcadero Technologies, Inc. ...................        530
    *178    Epicor Software Corp. ............................      2,333
    *264    Hyperion Solutions Corp. .........................     11,663
   *+243    Imergent, Inc. ...................................      2,379
    *160    Kronos, Inc. .....................................      8,195
    *+42    MicroStrategy, Inc. ..............................      2,290
    *256    Perot Systems Corp. ..............................      3,435
      82    QAD, Inc. ........................................        676
    *368    Quest Software, Inc. .............................      5,095
    *241    Serena Software, Inc. ............................      5,717
     *53    Sybase, Inc. .....................................        977
   *+342    THQ, Inc. ........................................      9,613
     *73    Take-Two Interactive Software, Inc. ..............      2,854
    *143    Transaction Systems Architects, Inc. .............      3,299
    *781    Trizetto Group....................................      7,272
    *626    United Online, Inc. ..............................      6,552
    *208    WebEx Communications, Inc. .......................      4,485
                                                                ---------
                                                                  125,686
                                                                ---------
            TRANSPORTATION -- 2.7%
     249    Arkansas Best Corp. ..............................      9,388
     *95    General Maritime Corp. ...........................      4,610
      21    United Defense Industries, Inc. ..................      1,542
     193    Werner Enterprises, Inc. .........................      3,752
                                                                ---------
                                                                   19,292
                                                                ---------
            UTILITIES -- 0.6%
       2    Cleco Corp. ......................................         40
   *+347    Sierra Pacific Resources..........................      3,732
                                                                ---------
                                                                    3,772
                                                                ---------
            Total common stocks (cost $689,049)...............  $ 730,859
                                                                =========
SHORT-TERM SECURITIES -- 18.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 15.4%
 115,630    BNY Institutional Cash Reserves Fund..............  $ 115,630
      65    Evergreen Institutional Money Market Fund.........         65
     104    Evergreen Prime Cash Management Money Market
              Fund............................................        104
                                                                ---------
                                                                  115,799
                                                                ---------

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
            REPURCHASE AGREEMENTS -- 2.7%
  $1,583    ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $1,583
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...  $   1,583
   2,216    ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $2,216
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.)
              2.80% due 04/01/05..............................      2,216
   1,131    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $1,131 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.) 2.85% due 04/01/05.......      1,131
   4,478    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $4,478 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.) 2.87% due 04/01/05.......      4,478
     859    Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $859 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.)
              2.83% due 04/01/05..............................        859
     164    UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $164
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.) 2.66% due
              04/01/05........................................        164
   9,633    UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $9,634 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35) 2.88% due 04/01/05........      9,633
                                                                ---------
                                                                   20,064
                                                                ---------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.6%
  $4,467    Lehman Brothers Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $4,467
              (Collateralized by FICO Strip, 8.60% due
              09/26/19.)
              2.76 due 04/01/05...............................  $   4,467
                                                                ---------
            U.S. TREASURY BILLS -- 0.1%
     700    2.475% due 05/05/05...............................        698
                                                                ---------
            Total short-term securities (cost $141,028).......  $ 141,028
                                                                =========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $830,077)m -- 116.1%............................    871,887
            OTHER ASSETS, LESS LIABILITIES -- (16.1%).........   (120,690)
                                                                ---------
            NET ASSETS -- 100.0%..............................  $ 751,197
                                                                =========

Note: Market value of investments in foreign securities represents 0.0% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    m At March 31, 2005, the cost of securities for federal income tax purposes is $832,862 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 77,526
       Unrealized depreciation..................................................   (38,501)
                                                                                  --------
       Net Unrealized appreciation..............................................  $ 39,025
                                                                                  ========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD SMALLCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 82.2%
            APPAREL & TEXTILE -- 2.5%
      25    Albany International Corp. .......................  $    772
      92    Wolverine World Wide, Inc. .......................     1,961
                                                                --------
                                                                   2,733
                                                                --------
            BANKS -- 8.4%
      90    Brookline Bancorp, Inc. ..........................     1,341
     *14    Colegiate Funding Services........................       213
      60    FNB Corp. ........................................     1,149
      19    First Financial Bancorp...........................       347
     122    First Niagara Financial Group, Inc. ..............     1,612
      95    Provident Financial Services, Inc. ...............     1,625
      45    Susquehanna Bancshares, Inc. .....................     1,097
      77    Washington Federal, Inc. .........................     1,795
                                                                --------
                                                                   9,179
                                                                --------
            BUSINESS SERVICES -- 2.7%
     *48    Lionbridge Technologies, Inc. ....................       275
      18    MAXIMUS, Inc. ....................................       603
     *80    Spherion Corp. ...................................       599
     *38    Universal Compression Holdings, Inc. .............     1,439
                                                                --------
                                                                   2,916
                                                                --------
            CHEMICALS -- 3.7%
      15    Ferro Corp. ......................................       282
      67    Lubrizol Corp. (The)..............................     2,703
      21    MacDermid, Inc. ..................................       683
     *24    UAP Holding Corp. ................................       385
                                                                --------
                                                                   4,053
                                                                --------
            COMMUNICATIONS -- 2.2%
     *35    Ditech Communications Corp. ......................       436
     *50    Foundry Networks, Inc. ...........................       495
     *50    IDT Corp. ........................................       740
    *144    Stratex Networks, Inc. ...........................       265
     *73    Wireless Facilities, Inc. ........................       456
                                                                --------
                                                                   2,392
                                                                --------
            CONSTRUCTION -- 1.2%
     *27    EMCOR Group, Inc. ................................     1,264
                                                                --------
            CONSUMER DURABLES -- 0.6%
       8    Eagle Materials, Inc. ............................       648
                                                                --------
            CONSUMER NON-DURABLES -- 2.7%
     *28    Leapfrog Enterprises, Inc. .......................       318
     *50    Pinnacle Systems, Inc. ...........................       280
     *30    Priority Healthcare Corp., Class B................       649
      52    Supervalu, Inc. ..................................     1,741
                                                                --------
                                                                   2,988
                                                                --------
            DRUGS -- 2.0%
     112    Perrigo Co. ......................................     2,145
                                                                --------
            EDUCATION -- 0.0%
     *@@    DeVry, Inc. ......................................        11
                                                                --------
            ELECTRICAL EQUIPMENT -- 0.5%
     *25    Orbotech Ltd. ....................................       548
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            ELECTRONICS -- 3.4%
       7    Imation Corp. ....................................  $    243
     *27    Integrated Device Technology, Inc. ...............       325
      16    Lincoln Electric Holdings, Inc. ..................       466
     *52    Pixelworks, Inc. .................................       425
     *94    Silicon Storage Technology, Inc. .................       351
     *38    TTM Technologies, Inc. ...........................       394
     *31    Technitrol, Inc. .................................       463
     *18    Wilson Greatbatch Technologies, Inc. .............       325
     *74    Zoran Corp. ......................................       766
                                                                --------
                                                                   3,758
                                                                --------
            ENERGY & SERVICES -- 10.0%
      48    Arch Coal, Inc. ..................................     2,064
     *25    Forest Oil Corp. .................................     1,013
    *180    Grey Wolf, Inc. ..................................     1,184
     *13    Houston Exploration Co. ..........................       712
     *42    Key Energy Services, Inc. ........................       482
      *9    Newfield Exploration Co. .........................       668
     *13    Petrohawk Energy Corp. ...........................       136
     *43    Plains Exploration & Production Co. ..............     1,501
     *28    Remington Oil & Gas Corp. ........................       883
      20    St.Mary Land & Exploration Co. ...................     1,001
     *16    Stone Energy Corp. ...............................       777
     *20    Tetra Technologies, Inc. .........................       569
                                                                --------
                                                                  10,990
                                                                --------
            FINANCIAL SERVICES -- 1.1%
      60    Waddell & Reed Financial, Inc., Class A...........     1,184
                                                                --------
            FOREST & PAPER PRODUCTS -- 2.5%
      44    Glatfelter........................................       649
      42    Rayonier, Inc. ...................................     2,056
                                                                --------
                                                                   2,705
                                                                --------
            HEALTH SERVICES -- 4.3%
     *16    Accredo Health, Inc. .............................       704
     *18    LifePoint Hospitals, Inc. ........................       789
      52    Manor Care, Inc. .................................     1,902
     *54    Province Healthcare Co. ..........................     1,301
                                                                --------
                                                                   4,696
                                                                --------
            INSURANCE -- 3.0%
      35    Harleysville Group, Inc. .........................       695
      21    IPC Holdings Ltd. ................................       825
      75    Old Republic International Corp. .................     1,747
                                                                --------
                                                                   3,267
                                                                --------
            MACHINERY -- 1.8%
      20    Joy Global, Inc. .................................       701
      41    Kaydon Corp. .....................................     1,287
                                                                --------
                                                                   1,988
                                                                --------
            MEDIA & ENTERTAINMENT -- 1.7%
     105    Reader's Digest Association, Inc. (The)...........     1,818
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.6%
     *25    Candela Corp. ....................................       223
      14    Invacare Corp. ...................................       603
     *80    Steris Corp. .....................................     2,020
                                                                --------
                                                                   2,846
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            METALS, MINERALS & MINING -- 1.3%
     *85    Global Power Equipment Group, Inc. ...............  $    814
       8    Steel Dynamics, Inc. .............................       279
      18    Worthington Industries, Inc. .....................       349
                                                                --------
                                                                   1,442
                                                                --------
            REAL ESTATE INVESTMENT TRUST -- 8.5%
       9    Alexandria Real Estate Equities, Inc. ............       579
      40    Brandywine Realty Trust...........................     1,136
      15    Eastgroup Properties..............................       566
      45    Equity Lifestyles Property, Inc. .................     1,586
      30    First Industrial Realty Trust, Inc. ..............     1,135
      45    Home Properties, Inc. ............................     1,746
      30    Parkway Properties, Inc. .........................     1,401
      35    Prentiss Properties Trust.........................     1,196
                                                                --------
                                                                   9,345
                                                                --------
            RETAIL -- 3.9%
     *17    AnnTaylor Stores Corp. ...........................       435
    *130    Big Lots, Inc. ...................................     1,563
      31    Bob Evans Farms, Inc. ............................       727
      66    Casey's General Stores, Inc. .....................     1,177
      25    Fred's, Inc. .....................................       421
                                                                --------
                                                                   4,323
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 1.0%
      60    Cooper Tire & Rubber Co. .........................     1,107
                                                                --------
            SOFTWARE & SERVICES -- 2.8%
      10    Arbitron, Inc. ...................................       408
     *14    Avocent Corp. ....................................       346
     *28    Covansys Corp. ...................................       421
     *34    Manhattan Associates, Inc. .......................       693
     *86    Micromuse, Inc. ..................................       387
     *38    NetIQ Corp. ......................................       434
     *50    Verity, Inc. .....................................       473
                                                                --------
                                                                   3,162
                                                                --------
            TRANSPORTATION -- 7.8%
      55    Federal Signal Corp. .............................       834
      25    Harsco Corp. .....................................     1,490

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            TRANSPORTATION -- (CONTINUED)
     *60    Kansas City Southern..............................  $  1,150
    *110    Laidlaw International, Inc. ......................     2,288
      30    Monaco Coach Corp. ...............................       485
      34    Smith (A.O.) Corp. ...............................       982
      32    Superior Industries International.................       832
       8    Teekay Shipping Corp. ............................       360
       9    Trinity Industries, Inc. .........................       254
                                                                --------
                                                                   8,675
                                                                --------
            Total common stocks (cost $75,024)................  $ 90,183
                                                                ========
PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 17.2%
            CORPORATE NOTE -- 17.2%
 $18,900    Federal Home Loan Mortgage Corp.
              2.54% due 04/01/05..............................  $ 18,900
                                                                --------
            Total short-term securities (cost $18,900)........  $ 18,900
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $93,924)m -- 99.4%..............................   109,083
            OTHER ASSETS, LESS LIABILITIES -- 0.6%............       610
                                                                --------
            NET ASSETS -- 100.0%..............................  $109,693
                                                                ========


    *  Non-income producing during the period.

 Due to presentation of the financial statements in thousands, the number
   @@  of shares and/or market value round to zero.

    m At March 31, 2005, the cost of securities for federal income tax purposes is $93,936 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $18,754
       Unrealized depreciation..................................................   (3,607)
                                                                                  -------
       Net Unrealized appreciation..............................................  $15,147
                                                                                  =======

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.9%
            FINANCIAL SERVICES -- 3.9%
$  13,606   Federal Home Loan Mortgage Corp., Series 2055,
              Class PE
              6.00% due 06/15/31..............................  $   13,890
    5,814   Federal Home Loan Mortgage Corp., Series 2075,
              Class PH
              6.50% due 08/15/28..............................       6,035
    6,822   Federal National Mortgage Association, Series
              1999-31, Class ZC 6.50% due 06/25/29............       6,994
    5,000   Federal National Mortgage Association, Series
              2004-7O, Class BC 4.50% due 01/25/16............       4,992
                                                                ----------
                                                                    31,911
                                                                ----------
            Total collateralized mortgage obligations (cost
              $32,357)........................................  $   31,911
                                                                ==========
INTEREST ONLY -- 0.5%
            FINANCIAL SERVICES -- 0.5%
$ 241,880   Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2005-PWR7, Class X2
              6.04% due 02/11/41..............................  $    3,708
                                                                ----------
            Total interest only (cost $3,730).................  $    3,708
                                                                ==========
U.S. GOVERNMENT AGENCIES -- 43.0%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 15.8%
$  16,500   2.375% due 02/15/07...............................  $   16,034
  +19,500   5.75% due 04/15/08................................      20,354
 ### 80,000 5.50% due 04/15/33................................      80,200
    4,557   6.00% due 10/01/21 -- 04/01/33....................       4,683
    7,151   6.50% due 04/01/28 -- 09/01/32....................       7,432
       39   7.00% due 09/01/29 -- 02/01/31....................          41
                                                                ----------
                                                                   128,744
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.0%
   12,000   3.75% due 09/15/08................................      11,764
   17,253   4.836% due 09/01/34...............................      17,195
    3,950   5.00% due 04/15/15................................       3,981
   73,016   5.50% due 08/01/15 -- 03/01/20....................      74,467
    1,569   5.89% due 12/01/08................................       1,627
    6,444   5.95% due 01/01/09................................       6,698
   36,174   6.00% due 09/01/13 -- 08/01/34....................      36,991
      923   6.01% due 02/01/09................................         961
      287   6.36% due 04/01/08................................         299
    5,777   6.50% due 05/01/13 -- 09/01/32....................       6,011
    2,362   6.52% due 01/01/08................................       2,462
      160   7.50% due 06/01/23................................         172
       17   8.50% due 04/01/17................................          18
       10   9.00% due 08/01/20 -- 09/01/21....................          11
       44   9.75% due 07/01/20................................          48
                                                                ----------
                                                                   162,705
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 7.2%
   13,733   5.00% due 01/20/34................................      13,537
   30,667   5.50% due 01/20/34 -- 02/20/34....................      30,936

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION -- (CONTINUED)
$  10,517   6.00% due 09/20/33 -- 03/20/34....................  $   10,797
    3,281   7.00% due 06/20/30 -- 09/15/32....................       3,468
      303   7.50% due 07/15/27................................         325
        8   9.50% due 12/15/20................................           8
                                                                ----------
                                                                    59,071
                                                                ----------
            Total U.S. government agencies (cost $352,446)....  $  350,520
                                                                ==========
U.S. GOVERNMENT SECURITIES -- 50.0%
            FEDERAL FARM CREDIT BANK -- 10.0%
$  29,600   3.00% due 05/28/08................................  $   28,546
   29,800   3.375% due 07/21/08...............................      28,967
   23,895   5.375% due 02/15/06...............................      24,232
                                                                ----------
                                                                    81,745
                                                                ----------
            FEDERAL HOME LOAN BANK -- 2.8%
    8,000   3.80% due 12/22/06................................       7,963
   14,000   5.80% due 09/02/08................................      14,657
                                                                ----------
                                                                    22,620
                                                                ----------
            TENNESSEE VALLEY AUTHORITY -- 1.5%
   11,750   5.375% due 11/13/08...............................      12,187
                                                                ----------
            U.S. TREASURY BONDS -- 17.7%
  +53,000   1.50% due 03/31/06................................      51,996
   25,100   2.75% due 06/30/06................................      24,847
    4,650   3.125% due 05/15/07...............................       4,584
  +15,400   3.50% due 11/15/06................................      15,352
   19,500   4.00% due 06/15/09................................      19,418
   +7,500   4.25% due 11/15/14................................       7,345
  +16,690   6.00% due 08/15/09................................      17,935
    2,000   10.375 due 11/15/12...............................       2,317
                                                                ----------
                                                                   143,794
                                                                ----------
            U.S. TREASURY INFLATION INDEXED SECURITIES -- 4.2%
   15,978   1.625% due 01/15/15...............................      15,742
   18,715   2.00% due 07/15/14................................      19,116
                                                                ----------
                                                                    34,858
                                                                ----------
            U.S. TREASURY NOTES -- 13.3%
    4,800   1.625% due 10/31/05...............................       4,757
   15,000   2.00% due 05/15/06................................      14,752
  +60,000   3.125% due 01/31/07...............................      59,320
    5,500   3.125% due 10/15/08...............................       5,335
   +8,800   4.00% due 02/15/15................................       8,455
   15,000   4.75% due 05/15/14................................      15,281
                                                                ----------
                                                                   107,900
                                                                ----------
            U.S. TREASURY STRIPS -- 1.5%
   18,000   4.35% due 11/15/13................................      12,161
                                                                ----------
            Total U.S. government securities (cost
              $421,954).......................................  $  415,265
                                                                ==========

--------------------------------------------------------------------------------

 SHARES
---------
SHORT-TERM SECURITIES -- 30.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 20.2%
  164,791   Boston Global Investment Trust....................  $  164,791
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 10.6%
$  29,813   BPN Paribas Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $29,815
              (collateralized by U.S. Treasury Bonds,
              5.25% -- 8.875% due 08/15/17 -- 11/15/28.)
              2.63% due 04/01/05..............................      29,813
   26,831   RBS Greenwich Capital Markets Joint Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $26,833 (Collateralized by U.S. Treasury Bonds,
              6.25% -- 10.00% due 05/15/10 -- 08/15/2023 and
              U.S. Treasury Notes, 1.875% due 11/30/05.) 2.60%
              due 04/01/05....................................      26,831
   29,677   UBS Warburg Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $29,679
              (Collateralized by U.S. Treasury Bonds,
              10.00% -- 12.75% due 05/15/10 -- 08/15/14 and
              U.S. Treasury Notes, 2.75% -- 5.625% due
              06/30/06 -- 05/15/08.)
              2.64% due 04/01/05..............................      29,677
                                                                ----------
                                                                    86,321
                                                                ----------
            Total short-term securities (cost $251,112).......  $  251,112
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $1,061,599)m -- 129.3%..........................   1,052,516
            OTHER ASSETS, LESS LIABILITIES -- (29.3%).........    (238,295)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $  814,221
                                                                ==========

+....  All or a portion of this security was on loan as of March 31, 2005.

m....  At March 31, 2005, the cost of securities for federal income tax purposes is $1,062,806 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $    228
       Unrealized depreciation..................................................   (10,518)
                                                                                  --------
       Net Unrealized depreciation..............................................  $(10,290)
                                                                                  ========

 ### .. The cost of securities purchased on a when-issued basis at March 31, 2005 was $79,825.

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 98.8%
            BANKS -- 14.8%
    389     Bank of America Corp. ............................  $ 17,135
    217     CIT Group, Inc. ..................................     8,238
    355     Citigroup, Inc. ..................................    15,972
     88     IndyMac Bancorp, Inc. ............................     2,989
    258     MBNA Corp. .......................................     6,327
     42     National City Corp. ..............................     1,390
   -265     Royal Bank of Scotland Group PLC..................     8,417
                                                                --------
                                                                  60,468
                                                                --------
            BUSINESS SERVICES -- 2.2%
   *192     Rent-A-Center, Inc. ..............................     5,249
   *410     UnitedGlobalCom, Inc., Class A....................     3,875
                                                                --------
                                                                   9,124
                                                                --------
            CHEMICALS -- 0.3%
    -30     Azko Nobel N.V. ..................................     1,386
                                                                --------
            COMMUNICATIONS -- 3.6%
    *94     CB Richard Ellis Group, Inc. .....................     3,296
@@2,186     McLeodUSA, Inc. ..................................        --
   *136     Nextel Communications, Inc., Class A..............     3,871
    144     Scientific-Atlanta, Inc. .........................     4,061
     70     Sprint Corp.-FON Group............................     1,602
    *62     Telefonaktiebolaget LM Ericsson ADR...............     1,746
                                                                --------
                                                                  14,576
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 1.9%
    104     Seagate Technology................................     2,031
   *304     TRW Automotive Holdings Corp. ....................     5,911
                                                                --------
                                                                   7,942
                                                                --------
            CONSTRUCTION -- 0.5%
   -260     Rinker Group Ltd. ................................     2,172
                                                                --------
            CONSUMER DURABLES -- 1.3%
   *168     Arrow Electronics, Inc. ..........................     4,264
     48     Newell Rubbermaid, Inc. ..........................     1,042
                                                                --------
                                                                   5,306
                                                                --------
            CONSUMER NON-DURABLES -- 1.1%
    *91     Endo Pharmaceuticals Holdings, Inc. ..............     2,059
     75     Tyco International Ltd. ..........................     2,542
                                                                --------
                                                                   4,601
                                                                --------
            DRUGS -- 8.5%
    *20     Biovail Corp. ....................................       299
    101     GlaxoSmithKline PLC, ADR..........................     4,656
    446     Pfizer, Inc. .....................................    11,729
    238     Sanofi-Synthelabo S.A., ADR.......................    10,073
    194     Wyeth.............................................     8,187
                                                                --------
                                                                  34,944
                                                                --------
            ELECTRICAL EQUIPMENT -- 1.4%
    112     Tektronix, Inc. ..................................     2,757
   *200     Teradyne, Inc. ...................................     2,914
                                                                --------
                                                                   5,671
                                                                --------
            ELECTRONICS -- 7.8%
    432     Cinram International, Inc. .......................     9,169
   *460     Cisco Systems, Inc. ..............................     8,228

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            ELECTRONICS -- (CONTINUED)
   *261     Fairchild Semiconductor International Inc., Class
              A...............................................  $  4,004
   *124     Freescale Semiconductor, Inc. ....................     2,102
     *4     International Rectifier Corp. ....................       182
    *81     Varian Semiconductor Equipment Associates,
              Inc. ...........................................     3,071
   *198     Vishay Intertechnology, Inc. .....................     2,467
     43     Whirlpool Corp. ..................................     2,879
                                                                --------
                                                                  32,102
                                                                --------
            ENERGY & SERVICES -- 8.2%
     49     Arch Coal, Inc. ..................................     2,120
     61     Devon Energy Corp. ...............................     2,889
     70     GlobalSantaFe Corp. ..............................     2,582
     -9     IHC Caland N.V. ..................................       554
    132     Marathon Oil Corp. ...............................     6,208
     82     Noble Corp. ......................................     4,592
     66     Petroleo Brasileiro S.A., ADR.....................     2,520
     71     Talisman Energy, Inc. ............................     2,418
     84     Total S.A., ADR...................................     9,871
                                                                --------
                                                                  33,754
                                                                --------
            FINANCIAL SERVICES -- 2.0%
    490     Apollo Investment Corp. ..........................     8,217
                                                                --------
            FOREST & PAPER PRODUCTS -- 2.9%
     61     Aracruz Celulose S.A., ADR........................     2,173
   *102     Pactiv Corp. .....................................     2,384
    525     Sappi Ltd., ADR...................................     6,462
    *65     Smurfit-Stone Container Corp. ....................     1,012
                                                                --------
                                                                  12,031
                                                                --------
            HEALTH SERVICES -- 2.2%
   *135     Coventry Health Care, Inc. .......................     9,206
                                                                --------
            INSURANCE -- 9.2%
    197     Ace Ltd. .........................................     8,130
    101     Ambac Financial Group, Inc. ......................     7,572
     64     Everest Re Group Ltd. ............................     5,430
    147     Platinum Underwriters Holdings Ltd. ..............     4,351
     33     Radian Group, Inc. ...............................     1,571
     58     Reinsurance Group of America, Inc. ...............     2,465
    175     RenaissanceRe Holdings Ltd. ......................     8,177
                                                                --------
                                                                  37,696
                                                                --------
            MACHINERY -- 2.1%
   *200     Lam Research Corp. ...............................     5,778
     49     Parker-Hannifin Corp. ............................     3,009
                                                                --------
                                                                   8,787
                                                                --------
            MEDIA & ENTERTAINMENT -- 4.8%
      7     Blockbuster, Inc., Class A........................        61
   *244     Comcast Corp. ....................................     8,136
    *32     Comcast Corp., Class A............................     1,064
    248     Dex Media, Inc. ..................................     5,117
   *295     Time Warner, Inc. ................................     5,179
                                                                --------
                                                                  19,557
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            METALS, MINERALS & MINING -- 2.5%
    292     Alcoa, Inc. ......................................  $  8,859
     44     Engelhard Corp. ..................................     1,330
                                                                --------
                                                                  10,189
                                                                --------
            RETAIL -- 7.6%
    159     CBRL Group, Inc. .................................     6,567
    444     Foot Locker, Inc. ................................    13,009
     39     Ross Stores, Inc. ................................     1,148
    301     Ruby Tuesday, Inc. ...............................     7,306
    123     TJX Cos., Inc. (The)..............................     3,029
                                                                --------
                                                                  31,059
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 2.7%
   -169     Compagnie Generale des Etablissements Michelin,
              Class B.........................................    11,098
                                                                --------
            SOFTWARE & SERVICES -- 1.2%
    199     Microsoft Corp. ..................................     4,803
                                                                --------
            TRANSPORTATION -- 5.8%
  *+193     AMR Corp. ........................................     2,061
    224     American Axle & Manufacturing Holdings, Inc. .....     5,493
  *+173     Continental Airlines, Inc., Class B...............     2,077
    139     Goodrich Corp. ...................................     5,334
     80     Lear Corp. .......................................     3,549
   *+91     Pinnacle Airlines Corp. ..........................       964
   *+68     Yellow Roadway Corp. .............................     3,992
                                                                --------
                                                                  23,470
                                                                --------
            U.S. GOVERNMENT AGENCIES -- 2.0%
     58     Federal Home Loan Mortgage Corp. .................     3,685
     76     Federal National Mortgage Association.............     4,127
                                                                --------
                                                                   7,812
                                                                --------
            UTILITIES -- 2.2%
     53     Constellation Energy Group, Inc. .................     2,730
     34     PPL Corp. ........................................     1,852
     53     TXU Corp. ........................................     4,212
                                                                --------
                                                                   8,794
                                                                --------
            Total common stocks (cost $370,211)...............  $404,765
                                                                ========
SHORT-TERM SECURITIES -- 3.5%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.8%
  7,574     Boston Global Investment Trust....................  $  7,574
                                                                --------
PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE
---------                                                       --------

            REPURCHASE AGREEMENTS -- 1.7%
 $  533     ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $533
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...  $    533
    746     ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $746
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.)
              2.80% due 04/01/05..............................       746
    381     Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $381 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.) 2.85% due 04/01/05.......       381
  1,508     J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $1,508 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.) 2.87% due 04/01/05.......     1,508
    289     Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $289 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.)
              2.83% due 04/01/05..............................       289
     55     UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $55
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.) 2.66% due
              04/01/05........................................        55

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $3,244     UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $3,244 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35) 2.88% due 04/01/05........  $  3,244
                                                                --------
                                                                   6,756
                                                                --------
            Total short-term securities (cost $14,330)........  $ 14,330
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $384,541)m -- 102.3%............................   419,095
            OTHER ASSETS, LESS LIABILITIES -- (2.3%)..........    (9,388)
                                                                --------
            NET ASSETS -- 100.0%..............................  $409,707
                                                                ========

Note: Market value of investments in foreign securities represents 15.6% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $23,627, which represents 5.8% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    m At March 31, 2005, the cost of securities for federal income tax purposes is $385,486 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 44,541
       Unrealized depreciation..................................................   (10,932)
                                                                                  --------
       Net Unrealized appreciation..............................................  $ 33,609
                                                                                  ========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

         FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING MARCH 31, 2005

                                                                    UNREALIZED
                                            CONTRACT   DELIVERY    APPRECIATION
DESCRIPTION                  MARKET VALUE    AMOUNT      DATE     (DEPRECIATION)
-----------                  ------------   --------   --------   --------------
Canadian Dollars (Buy).....      $39          $39      4/4/2005       $  --
EURO (Buy).................       41           41      4/5/2005          --
British Pound (Buy)........       34           34      4/1/2005          --
                                                                      -----
                                                                      $  --
                                                                      =====

ITEM 2. CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

         (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                               HARTFORD HLS SERIES FUND II, INC.


Date:  May 16, 2005                            By: /s/ David M. Znamierowski
                                                  ------------------------------
                                                  David M. Znamierowski
                                                  Its: President



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  May 16, 2005                            By: /s/ David M. Znamierowski
                                                  ------------------------------
                                                  David M. Znamierowski
                                                  Its: President


Date:  May 16, 2005                            By: /s/ Tamara L. Fagely
                                                  ------------------------------
                                                  Tamara L. Fagely
                                                  Its: Vice President,
                                                       Controller and Treasurer

                                  EXHIBIT LIST


99.CERT           10(a)    Certifications

                           (i) Section 302 certification of principal executive officer

                           (ii) Section 302 certification of principal financial officer